Investments in equity accounted associates	12 Months Ended
Dec. 31, 2023
Investments in equity accounted associates
Investments in equity accounted associates

16.  Investments in equity accounted associates

MX Capital Ltd

On January 27, 2022, the Company entered into a share purchase agreement to acquire 48.8% of the issued share capital of MX Capital Ltd, a company with headquarters in Limassol, Cyprus, from Everix Investments Ltd, a Company’s shareholder, for consideration of 15,000. MX Capital Ltd stands behind the RJ Games studio, developer of Puzzle Breakers, a new mobile midcore game that is associated with both puzzle and RPG genres. The transaction was fully executed on February 4, 2022.

Further earn-out payments of up to 35,000 may increase the consideration depending on achievement of certain agreed metrics by MX Capital Ltd (the “sellers earn-outs”). The fair value of such contingent consideration at acquisition was estimated at 2,297, based on Monte-Carlo simulations of monthly marketing expenses of the group’s financial model leading to expected pay-outs of earnouts (see Note 4 for the details).

On the same date, the Company entered into a shareholders’ agreement with the remaining shareholder of MX Capital Ltd, which provided for a put and call options allowing the Company to obtain control over 100% of the issued share capital of MX Capital Ltd in the first half of 2024 (the option shares). The price payable under the put and call options depends on achievement of certain agreed KPIs by MX Capital Ltd. The fair value of such symmetric option at acquisition is 2,623 being an asset and 9,810 being liability arising from it based on the Monte-Carlo simulations of monthly marketing expenses of the group’s financial model leading to expected buy-out of remaining shares (see Note 4 for the details). The fair value of such symmetric option as at the December 31, 2023 is 0 for the asset and 15,002 for the liability. Also, depending on the achievement of another set of KPIs by MX Capital Ltd, the Company must pay the remaining shareholders an amount not exceeding 100,000 as further consideration for the sale of the option shares (the “Founders earn-outs”).The fair value of Founders earn-outs at acquisition is 258 based on Monte-Carlo simulations of monthly marketing expenses of the group’s financial model leading to expected pay-outs of earnouts (see Note 4 for the details).

The sellers earn-outs (contingent consideration) meet the definition of financial liabilities on the basis that they shall be settled in variable amounts of shares and/or cash depending on the achievement of certain targets by the relevant associates and are recognized within the line Other non-current liabilities in this consolidated statement of financial position.

The MX Capital group’s loss net of tax for the year ended December 31, 2023 amounted to 17,246, GDEV Inc.’s share of these losses was 8,416, but it was not reflected in the consolidated statement of profit or loss, as the Group recognizes only the amount of losses until the moment carrying amount of the investment becomes zero.

Castcrown Ltd

On January 27, 2022, the Company entered into a share purchase agreement to acquire approximately 49.5% of the issued share capital of Castcrown Ltd for a total consideration of 2,970. Castcrown Ltd stands behind Royal Ark, a game studio responsible for two survival RPG titles – Dawn of Zombies and Shelter Wars. On the same date, the Company entered into a shareholders’ agreement with the remaining shareholders of Castcrown Ltd, which provided for a put and call option agreement allowing the Company to obtain control over 100% of the issued share capital of Castcrown Ltd. The call option may be exercised no later than April 1, 2027. The put option may be exercised from April 1, 2027 to July 1, 2027. The price payable under the put and call options depends on achievement of certain agreed metrics by Castcrown Ltd and is based on a discount to a projected future enterprise valuation of the Company. In consideration for being granted this call option, the Company agreed to pay to the remaining shareholders an option premium of 1,200 (subject to the adjustment associated with the completion accounts, which related to the performance of Castcrown Ltd prior to the transaction). Following the finalization of the completion accounts, the option premium was adjusted to 515 and was paid to the remaining shareholders in February 2023. This was measured through FVTPL.

The transaction was fully executed on March 30, 2022. The fair value of the call option at acquisition is 1,799 based on the Monte-Carlo simulations of monthly marketing expenses of the group’s financial model (see Note 4 for the details).

The Castcrown group’s loss net of tax for the year ended December 31, 2023 amounted to 1,695. GDEV Inc.’s share of these losses was reflected in the amount of 515 in the consolidated statement of profit or loss, as the Group recognizes only the amount of losses until the moment carrying amount of the investment becomes zero.

LEVELAPP Ltd

On October 23, 2023, the Company entered into the share purchase agreement with Applife Limited to acquire 1 ordinary share for the consideration of 1 EUR. The seller has a right to repurchase the mentioned share for the same consideration provided all the outstanding amounts due are fully paid to the Company.

Carrying amounts of investments in equity accounted associates

The carrying amount of investments in our consolidated statement of financial position as at December 31, 2022 being equal to 0 represents the initial values of the investment in MX Capital Ltd and Castcrown Ltd less share of loss of a respective associate and impairment loss (where applicable) as follows:

	MX Capital Ltd	Castcrown Ltd
Investment in associates at acquisition	15,000	2,970
Indemnification asset	(119)	(105)
Legal expenses capitalized	148	—
Contingent consideration - sellers earn-outs	2,297	—
Contingent consideration - founders earn-outs	258	—
Liability arising from symmetric put option	9,810	—
Asset arising from symmetric call option	(2,623)	—
Derivative asset arising from call option	—	(1,799)
Initial cost at acquisition	24,771	1,066
Share of loss of equity-accounted associates	(8,994)	(1,066)
Share of OCI of equity-accounted associates	104	—
Carrying amount of investment at December 31, 2022 before impairment	15,881	—

Investment impairment	(15,881)	—

Carrying amount of investment as at December 31, 2022	—	—

The impairment occurred as a result of the overall decline in the gaming industry around the world, as well as the ongoing economic uncertainty.

The carrying amount of investments in our consolidated statement of financial position as at December 31, 2023 being equal to 0 represents the initial values of the investment in MX Capital Ltd and Castcrown Ltd less share of loss of a respective associate and impairment loss (where applicable) as follows:

	MX Capital Ltd	Castcrown Ltd
Carrying amount of investment as at December 31, 2022	—	—
Additional investment in associate	—	515
Share of loss of equity-accounted associates	—	(515)
Carrying amount of investment as at December 31, 2023	—	—

The recoverable amount of the MX Capital Ltd CGU was 0 as at December 31, 2022. Both fair value less cost of disposal using public peer group multiples and the value in use indicated a negative value. Value in use was determined through a discounted cash flow method (DCF). For the DCF model the cash flow projections over the three-year period approved by the senior management of the CGU were used and the discount rate of 19.3% being equal to the WACC was applied to the projected cash flows. Fair value less cost of disposal was determined in the following way: for the public peer group analysis, a list of peer companies was compiled, which closely resembled the Group's business model; the most appropriate multiples to estimate the value of the gaming company were identified as EV/Bookings of 1.2 and EV/EBITDA of 8.6 and the cost of disposal was estimated to be insignificant. As a result of this analysis, management recognized an impairment charge of 15,881 related to the CGU MX Capital Ltd in the year ended December 31, 2022.

The impairment process includes assumptions of significant importance, such as growth of revenues and free cash flows, the discount rate as a pre-tax weighted average cost of capital (WACC), the exit EV/EBITDA and EV/ Bookings multiple, the list of peer companies, and the discount to the peer multiples. The assumptions used are based on management's best judgment and were made using Level 2 inputs.

No additional impairment was charged during the year ended December 31, 2023.

Sensitivity to input parameters

Our estimates are sensitive to input parameters, particularly to change in the multiples stated above (EV/EBITDA and EV/Bookings). Below is the analysis of sensitivity to this parameter:

●	While other parameters remain constant, an increase/decrease of the EV/EBITDA multiple by 10% would not change the recoverable amount based on fair value less cost of disposal as at December 31, 2023.
●	While other parameters remain constant, an increase/decrease of the EV/Bookings multiple by 10% would not change the recoverable amount based on fair value less cost of disposal as at December 31, 2023.